Inventories, Net - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Write-down of inventories	$ 43,190	$ 155,600	$ 0
Work-in-progress included in raw materials	$ 1,321,802